EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Total changes in actuarial assumptions	$ 9,488	$ 61,222	$ (18,013)
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	568,158	541,226
Balance at the end of the year	559,695	568,158	541,226
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	186,333	242,335
Balance at the end of the year	180,090	186,333	242,335
Plan obligation | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	590,914	541,226	604,110
Business combination	13,632
Service costs	6,410	14,567	13,127
Interests cost	32,745	37,138	36,700
Gain on settlements	(1,238)		(18,300)
Past Service Costs		1,018	(191)
Net defined benefit liability asset After Adjustment	642,463	593,949	635,446
Changes in actuarial assumptions from changes in demographic assumptions		7,407	6,136
Changes in actuarial assumptions from changes in financial assumptions	7,835	54,674	(24,149)
Total changes in actuarial assumptions	7,835	62,081	(18,013)
Payments to employees	(63,515)	(63,580)	(79,709)
Effect of movements in exchange rates	11,153	(1,536)	3,502
Balance at the end of the year	597,936	590,914	541,226
Plan obligation | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	186,333	242,335	229,770
Service costs	17,915	22,860	21,040
Interests cost	8,563	14,252	13,460
Past Service Costs	(15,659)	(49,400)	1,632
Net defined benefit liability asset After Adjustment	197,152	230,047	265,902
Changes in actuarial assumptions from changes in demographic assumptions			388
Changes in actuarial assumptions from changes in financial assumptions	11,449	(13,008)	11,831
Total changes in actuarial assumptions	11,449	(13,008)	12,219
Payments to employees	(28,511)	(30,706)	(35,786)
Balance at the end of the year	180,090	186,333	$ 242,335
Plan Assets | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(22,756)
Business combination	(13,632)
Interests cost	(863)	(318)
Recognition of the plan assets	(840)	(21,474)
Remeasurements on plan assets	1,651	(859)
Effect of movements in exchange rates	(1,801)	(105)
Balance at the end of the year	$ (38,241)	$ (22,756)